CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 10:	CASH AND CASH EQUIVALENTS
	December 31
	2024	2023
	USD thousands

Cash	87,199	105,997
Bank deposits	99,869	128,311

Cash and cash equivalents	187,068	234,308

As of December 31, 2024 and December 31, 2023, the cash and cash equivalents bear interest in rates up to 4.25%, and 5.5%, respectively.

The Group’s exposure to credit, and currency risks are disclosed in Note 18 on financial instruments.